Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
28.	CASH AND CASH EQUIVALENTS

	As at December 31,
	2017	2016
Cash on hand	16,413	15,066
Bank deposits	26,034,043	24,561,275
	26,050,456	24,576,341

	As at December 31,
	2017	2016
Renminbi	26,040,572	24,566,443
Hong Kong Dollars	8,914	8,921
United States Dollars	970	977
	26,050,456	24,576,341

Cash and cash equivalents comprise cash held by the Group and short-term deposits with an original maturity of three months or less. Bank deposits as at December 31, 2017 carry interest at market rates which ranged from 0.35% to 0.50% (2016: 0.35%-0.50%) per annum. Majority of our cash is deposited with financial institution in the PRC. Remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.